Business Combinations (Tables)	12 Months Ended
Jan. 31, 2012
Business Combinations [Abstract]
Schedule Of Components And The Allocations Of The Purchase Prices
The following table sets forth the components and the allocations of the purchase prices, some of which are preliminary, for business combinations completed during the fiscal years ended January 31, 2012 and 2011:

	Fiscal Years Ended January 31,
	2012			2011
	Vovici	GMT	Other	Iontas
	(In thousands)
Components of purchase price:
Cash and cash equivalents	$55,708	$24,596	$33,835	$17,738
Fair value of contingent consideration	9,900	12,000	20,504	3,224
Fair value of stock options	60	—	—	—
Bank debt, prepaid at closing	435	—	—	—
Other purchase price adjustments	—	—	816	—
Prepaid product licenses and support services	—	—	—	1,493
Trade accounts payable	—	—	—	(712)
Total purchase price	$66,103	$36,596	$55,155	$21,743
Allocation of purchase price:
Net tangible assets (liabilities):
Cash and cash equivalents	$179	$—	$4,614	$2,569
Account receivable	1,106	512	842	—
Other current assets	5,219	1,717	11,036	286
Other assets	913	483	5,579	89
Current and other liabilities	(2,931)	(1,915)	(15,419)	(211)
Deferred revenue	(2,264)	(1,234)	(944)	—
Bank debt	—	—	(3,330)	—
Deferred income taxes — long-term	(6,021)	(108)	186	(993)
Net tangible assets (liabilities)	(3,799)	(545)	2,564	1,740
Identifiable intangible assets:
Developed technology	11,300	7,400	9,743	6,949
Customer relationships	15,400	6,200	7,040	—
Trademarks and trade names	1,700	400	1,350	—
In-process research and development assets	—	—	2,500	—
Other identifiable intangible assets	—	—	1,421	278
Total identifiable intangible assets (1)	28,400	14,000	22,054	7,227
Goodwill	41,502	23,141	30,537	12,776
Total purchase price	$66,103	$36,596	$55,155	$21,743

(1)	The weighted-average estimated useful life of all finite-lived identifiable intangible assets is 7.5 and 5.9 years for the fiscal year ended January 31, 2012 and 2011, respectively.

Schedule Of Unaudited Pro Forma Total Revenue And Net Income (Loss)

	Fiscal Years Ended January 31,
	2012	2011
	(In thousands)
Total revenue	$804,006	$746,097
Net loss attribute to Comverse Technology, Inc.	$(56,952)	$(139,440)